Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property plant and equipment
Schedule of property plant and equipment
	Owner occupied farmland	Bearer plant (iii)	Buildings and facilities	Machinery and equipment	Others (i)	Total
Balance as of June 30, 2021	109,265	4,836	24,156	1,047	2,510	141,814
Costs	123,129	11,394	67,037	11,059	53,883	266,502
Accumulated depreciation	(13,864)	(6,558)	(42,881)	(10,012)	(51,373)	(124,688)
Net book amount at June 30, 2021	109,265	4,836	24,156	1,047	2,510	141,814
Additions	4,555	1,330	1,492	336	959	8,672
Disposals	(6,232)	(11)	(47)	(4)	(52)	(6,346)
Currency translation adjustment	(19,318)	(1,123)	(349)	-	(462)	(21,252)
Transfers	6,903	(13)	3,229	41	-	10,160
Depreciation charge (ii)	(1,242)	(1,550)	(1,367)	(405)	(360)	(4,924)
Balance as of June 30, 2022	93,931	3,469	27,114	1,015	2,595	128,124
Costs	103,210	8,123	37,011	10,466	5,607	164,417
Accumulated depreciation	(9,279)	(4,654)	(9,897)	(9,451)	(3,012)	(36,293)
Net book amount at June 30, 2022	93,931	3,469	27,114	1,015	2,595	128,124
Additions	20,842	1,844	1,811	477	766	25,740
Disposals	(3,445)	(419)	(3,458)	(1)	(118)	(7,441)
Currency translation adjustment	5,970	308	185	(2)	146	6,607
Transfers	132	327	(3,200)	46	123	(2,572)
Depreciation charges (ii)	(1,536)	(1,123)	(1,237)	(456)	(553)	(4,905)
Balance as of June 30, 2023	115,894	4,406	21,215	1,079	2,959	145,553
Costs	126,709	10,183	32,349	10,986	6,524	186,751
Accumulated depreciation	(10,815)	(5,777)	(11,134)	(9,907)	(3,565)	(41,198)
Net book amount at June 30, 2023	115,894	4,406	21,215	1,079	2,959	145,553